Consolidated Statements of Changes in Equity (Deficit) - USD ($) shares in Thousands, $ in Thousands	Series A Preferred Stock [Member] Preferred Stock [Member]	Series B Preferred Stock [Member] Preferred Stock [Member]	Common Class A [Member] Common Stock [Member]	Common Class B [Member] Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Stock Receivable [Member]	Treasury Stock, Common [Member]	AOCI Including Portion Attributable to Noncontrolling Interest [Member]	Noncontrolling Interest [Member]	Total	Redeemable Noncontrolling Interests [Member]
Balance at Mar. 31, 2023			$ 2		$ 1,579,742			$ (3,444)	$ 9,900	$ 142,213	$ 1,728,413
Balance, shares at Mar. 31, 2023			2,252	239
Beginning balance, noncontrolling interests at Mar. 31, 2023												$ 950,493
Net income (loss)					(36,432)	(2,059,214)				(579,331)	(2,674,977)
Temporary equity, net income												16,793
Distribution to noncontrolling interest										(269)	(269)
Recognition of share-based compensation cost					39,103						39,103
Preferred A-0 guaranteed payment accrual
Temporary equity, guaranteed payment accrual											16,800	(16,793)
Stock receivable on prepaid forward purchase							(20,038)				(20,038)
Reclassifications of temporary to permanent equity										699,441		(699,441)
Issuance of common shares to settle liability					5,251						5,251
Issuance of common shares to settle liability, shares		27	98
Issuance of shares in connection with recent financings					12,877					(3,060)	9,817
Issuance of shares in connection with recent financings, shares			92
Equity issuance costs					(1,895)						(1,895)
Settlement of restricted stock units
Settlement of restricted stock units, shares			68
Reclass of BCH Preferred A-1 Unit Accounts from temporary to permanent equity										699,441	699,441
Payment of employee payroll taxes on restricted stock units					(116)						(116)
Issuance of common and preferred shares upon closing of de-SPAC merger transaction, net of issuance costs	$ 3				(4,293)						(4,290)
Issuance of common and preferred shares upon closing of de-SPAC transaction, net of issuance costs, shares	2,749		100
Conversion of Series A preferred stock to Class A common stock	$ (3)				3
Conversion of Series A preferred to Class A common, shares	(2,749)		9
Reclass of distributions payable to noncontrolling interest holder										(1,170)	(1,170)
Non-cash dividend to related party					(110)						(110)
Share-based awards to related party employees					110						110
Conversion of BCH Class S Ordinary to Class A common stock					3,884					(3,884)
Conversion of BCH Class S Ordinary to Class A common stock, shares			5
Conversion of Preferred Series C Unit Accounts to Class A common stock			$ 1		205,758					(205,759)
Conversion of Preferred Series C Unit Accounts to Class A common stock, shares			551
Unrealized gain on available-for-sale debt securities									4,070		4,070
Reclassification of realized gain upon transfer from available-for-sale debt security to equity interest									(13,694)		(13,694)
Deemed dividend for BCG Preferred B.2 Unit Accounts preferred return					6,942					(6,942)
Redemption of BCG Preferred B.2 Unit Accounts					(1,413)						(1,413)
Issuance of Series B-1 preferred stock in connection with recent financings		$ 4			38,653					992	39,649
Issuance of Series B-1 preferred stock in connection with recent financings, shares		3,969
Conversion of Series B-1 preferred stock to Class A common stock		$ (4)			4
Conversion of Series B-1 preferred stock to Class A common stock, shares		(3,769)	173
Balance at Mar. 31, 2024			$ 3		1,848,068	(2,059,214)	(20,038)	(3,444)	276	42,231	(192,118)
Balance, shares at Mar. 31, 2024		227	3,348	239
Ending balance, noncontrolling interests at Mar. 31, 2024											251,052	251,052
Net income (loss)						60,581				(15,303)	45,278
Temporary equity, net income												8,779
Distribution to noncontrolling interest										(347)
Recognition of share-based compensation cost					4,358						4,358
Unrealized gain (loss) on available-for-sale debt securities									5		5
Preferred A-0 guaranteed payment accrual
Temporary equity, guaranteed payment accrual												(8,779)
Issuance of common shares to settle liability					1,221						1,221
Issuance of common shares to settle liability, shares			340
Noncontrolling interest reclass										(347)	(347)
Issuance of Class A common stock			$ 1		672						673
Issuance of Class A common stock, shares			363
Stock receivable on prepaid forward purchase					(20,038)		20,038
Reclass of BCH Preferred A-0 from temporary to permanent equity										125,526	125,526
Reclassifications of temporary to permanent equity										125,526	125,500	(125,526)
Issuance of common shares to settle liability			$ 1		2,554						2,555
Issuance of common shares to settle liability, shares			449
Rounding adjustment in connection with reverse stock split
Rounding adjustment in connection with reverse stock split, shares			80
Equity issuance costs					(343)						(343)
Unrealized gain on available-for-sale debt securities											5
Balance at Sep. 30, 2024			$ 5		1,836,492	(1,998,633)		(3,444)	281	152,107	(13,192)
Balance, shares at Sep. 30, 2024		227	4,580	239
Ending balance, noncontrolling interests at Sep. 30, 2024												125,526
Balance at Mar. 31, 2024			$ 3		1,848,068	(2,059,214)	(20,038)	(3,444)	276	42,231	(192,118)
Balance, shares at Mar. 31, 2024		227	3,348	239
Beginning balance, noncontrolling interests at Mar. 31, 2024											251,052	251,052
Net income (loss)						51,162				(64,359)	(13,197)
Temporary equity, net income												12,394
Recognition of share-based compensation cost					5,649						5,649
Unrealized gain (loss) on available-for-sale debt securities									(278)		(278)
Preferred A-0 guaranteed payment accrual										(5,430)	(5,430)
Temporary equity, guaranteed payment accrual												(12,394)
Issuance of common shares to settle liability					1,264						1,264
Issuance of common shares to settle liability, shares			384
Noncontrolling interest reclass										(892)	(892)
Issuance of Class A common stock			$ 1		672						673
Issuance of Class A common stock, shares			363
Stock receivable on prepaid forward purchase					(20,038)		20,038
Reclassifications of temporary to permanent equity										160,526	160,500	(160,526)
Issuance of shares in connection with recent financings					1,362						1,362
Issuance of shares in connection with recent financings, shares		136
Rounding adjustment in connection with reverse stock split
Rounding adjustment in connection with reverse stock split, shares			80
Equity issuance costs					(343)						(343)
Settlement of restricted stock units
Settlement of restricted stock units, shares			410
Issuance of shares in connection with standby equity purchase agreement			$ 4		7,855						7,859
Issuance of shares in connection with standby equity purchase agreement, shares			3,922
Stock receivable on prepaid forward purchase, shares			(24)
Reclass of BCH Preferred A-1 Unit Accounts from temporary to permanent equity										160,526	160,526
Unrealized gain on available-for-sale debt securities											(278)
Balance at Mar. 31, 2025			$ 8		1,844,489	(2,008,052)		(3,444)	(2)	132,076	(34,925)
Balance, shares at Mar. 31, 2025		363	8,483	239
Ending balance, noncontrolling interests at Mar. 31, 2025											90,526	90,526
Balance at Jun. 30, 2024			$ 4		1,852,187	(2,011,547)	(20,038)	(3,444)	255	34,293	(148,290)
Balance, shares at Jun. 30, 2024		227	4,006	239
Beginning balance, noncontrolling interests at Jun. 30, 2024												251,052
Net income (loss)						12,914				(7,590)	5,324
Temporary equity, net income												4,423
Distribution to noncontrolling interest										(122)
Recognition of share-based compensation cost					3,364						3,364
Unrealized gain (loss) on available-for-sale debt securities									26		26
Preferred A-0 guaranteed payment accrual
Temporary equity, guaranteed payment accrual												(4,423)
Issuance of common shares to settle liability					307						307
Issuance of common shares to settle liability, shares			211
Noncontrolling interest reclass										(122)	(122)
Issuance of Class A common stock			$ 1		672						673
Issuance of Class A common stock, shares			363
Stock receivable on prepaid forward purchase					(20,038)		20,038
Reclass of BCH Preferred A-0 from temporary to permanent equity										125,526	125,526
Reclassifications of temporary to permanent equity										125,526		(125,526)
Unrealized gain on available-for-sale debt securities											26
Balance at Sep. 30, 2024			$ 5		1,836,492	(1,998,633)		(3,444)	281	152,107	(13,192)
Balance, shares at Sep. 30, 2024		227	4,580	239
Ending balance, noncontrolling interests at Sep. 30, 2024												125,526
Balance at Mar. 31, 2025			$ 8		1,844,489	(2,008,052)		(3,444)	(2)	132,076	(34,925)
Balance, shares at Mar. 31, 2025		363	8,483	239
Beginning balance, noncontrolling interests at Mar. 31, 2025											90,526	90,526
Net income (loss)						(68,705)				(45,209)	(113,914)
Temporary equity, net income												3,359
Recognition of share-based compensation cost					923						923
Unrealized gain (loss) on available-for-sale debt securities									90		90
Realized gain (loss) on available-for-sale debt securities									2		2
Preferred A-0 guaranteed payment accrual										(5,958)	(5,958)
Temporary equity, guaranteed payment accrual										(5,958)		(3,359)
Issuance of common shares to settle liability					26						26
Issuance of common shares to settle liability, shares			40
Noncontrolling interest reclass										(1,331)	(1,331)
Issuance of common shares to settle liability			$ 1		270						271
Issuance of common shares to settle liability, shares			942
Miscellaneous adjustment to previously allocated FLP Subclass 3 income										189	189
Issuance of shares in connection with recent financings		$ 2			11,503					295	11,800
Issuance of shares in connection with recent financings, shares		1,180
Unrealized gain on available-for-sale debt securities											92
Balance at Sep. 30, 2025		$ 2	$ 9		1,857,211	(2,076,757)		(3,444)	90	80,062	(142,827)
Balance, shares at Sep. 30, 2025		1,543	9,465	239
Ending balance, noncontrolling interests at Sep. 30, 2025											90,526	90,526
Balance at Jun. 30, 2025		$ 2	$ 9		1,856,723	(2,073,128)		(3,444)	(2)	99,443	(120,397)
Balance, shares at Jun. 30, 2025		1,543	9,425	239
Beginning balance, noncontrolling interests at Jun. 30, 2025												90,526
Net income (loss)						(3,629)				(15,970)	(19,599)
Temporary equity, net income												1,692
Distribution to noncontrolling interest										(410)	(410)
Recognition of share-based compensation cost					462						462
Unrealized gain (loss) on available-for-sale debt securities									90		90
Realized gain (loss) on available-for-sale debt securities									2		2
Preferred A-0 guaranteed payment accrual										(3,001)	(3,001)
Temporary equity, guaranteed payment accrual										(3,001)		(1,692)
Issuance of common shares to settle liability					26						26
Issuance of common shares to settle liability, shares			40
Unrealized gain on available-for-sale debt securities											92
Balance at Sep. 30, 2025		$ 2	$ 9		$ 1,857,211	$ (2,076,757)		$ (3,444)	$ 90	$ 80,062	(142,827)
Balance, shares at Sep. 30, 2025		1,543	9,465	239
Ending balance, noncontrolling interests at Sep. 30, 2025											$ 90,526	$ 90,526